Note 21 - Related Party Transactions	12 Months Ended
Sep. 30, 2011
Related Party Transactions
Related Party Transactions

(21)       RELATED PARTY TRANSACTIONS

Due from related parties
	Year ended September 30,
	2011	2010

Amount due from a stockholder and director - Mr. You Jian Rong	$-	$1,497

The amounts due to related parties are interest-free, unsecured and without fixed repayment term.

Related party purchase

	Year ended September 30,
	2011	2010	2009

Purchase from:
- Haining Yanfeng Textile Co., Ltd. (Under common control of Mr. Liu)	$-	$-	$1,540

Guarantees given by a stockholder and director
As of September 30, 2011 and 2010, Mr. Liu provided a personal guarantee for the Company’s bank acceptance notes (Note 13) and term loans (Note 14). And as of September 30, 2011, Mr. Liu’s wife provided a personal guarantee for the Company’s term loans (Note 14).

Use and Transfer of Patents by a Principal Stockholder
Mr. Liu has allowed the Company to use exclusively 7 patents for fabric designs for no consideration. In June 2010, in order to legalize the Company’s ownership of these patents, Mr. Liu agreed to transfer their legal titles to the Company for no consideration. As the historical costs recorded by Mr. Liu regarding these patents were insignificant, the Company has not recognized these patents in the consolidated financial statements, in accordance with the guidance of SEC SAB Topic 5:G.

Long term exclusive license
On December 29, 2009, the Company’s 87% subsidiary, Hongzhan, entered into an exclusive long-term license agreement with Mr. Liwen Zhang, the sole owner of Eminent, which in turn holds 13% interest in Hongzhan, and a key employee of the Company. Pursuant to the license agreement, Mr. Liwen Zhang has licensed to the Company the use of certain patents in relation to the key innovative production technology for the manufacture of the Company’s new evergreen products for fifteen years, for the license fees of RMB100,000 (or $15,678) for the first year, RMB200,000 (or $31,358) for the second year, and RMB300,000 (or $47,037) for the third year and each of the years thereafter.

During the year ended September 30, 2011, 2010 and 2009, the Company recognized a license fee expense of $26,826, $11,021 and nil respectively, included under “General and administrative expenses” in the accompanying interim consolidated income statements. In connection with the patent license agreement with Mr. Liwen Zhang, the Company is obligated to pay the license fee for the patents as follows:

Year ending September 30, 2012	$43,117
Year ending September 30, 2013	47,037
Year ending September 30, 2014	47,037
Year ending September 30, 2015	47,037
Year ending September 30, 2016	47,037
Thereafter	388,051
$619,316